ORGANIZATION AND PRINCIPAL ACTIVITIES - Summary of financial information of VIE and VIE's subsidiaries after elimination of inter-company transactions and balances (Detail)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 728,934		¥ 355,224		$ 114,386
Restricted cash	168,189		0		26,393
Short-term Investments	2,774,000		7,331,268		435,301
Inventory	15,595		48,074		2,447
Prepaid expenses and other current assets	250,068		722,682		39,241
Total current assets	3,936,786		8,457,248		617,768
Operating lease right-of-use assets	353,877		806,591		55,531
Property, equipment and software, net	680,009		704,338		106,708
Intangible assets	77		13,219		12
Long-term Investments	0		530,729		0
Goodwill	331		43,631		52
Deferred tax assets	0		48,324		0
Rental deposit	22,544		51,499		3,538
Other non-current assets	2,864		1,230		450
TOTAL ASSETS	5,024,666		10,685,792		788,481
Accrued expenses and other current liabilities	693,265		1,315,502		108,789
Deferred revenue, current portion	986,993		2,724,614		154,881
Operating lease liabilities, current portion	80,010		152,622		12,555
Income tax payable	0		4,654		0
Total current liabilities	1,760,268		4,197,392		276,225
Deferred revenue, non-current portion	9,225		9,125		1,448
Operating lease liabilities, non-current portion	276,035		644,143		43,316
Deferred tax liabilities	71,616		78,697		11,238
Other payables	26,580		26,580		4,171
TOTAL LIABILITIES	2,143,724		4,955,937		$ 336,398
Net revenues	6,561,747	$ 1,029,681	7,124,744	¥ 2,114,855
Net income	(3,103,465)	(487,000)	(1,392,930)	226,630
Net cash generated from (used in) operating activities	(4,185,807)	(656,845)	603,273	1,285,054
Net cash (used in) generated from investing activities	4,812,502	755,188	(5,596,304)	(2,504,566)
Net cash used in financing activities	(100,614)	$ (15,789)	5,272,100	1,246,065
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalents	138,672		20,701
Restricted cash	153,230		0
Short-term Investments	1,037,346		1,347,750
Inventory	15,595		48,074
Prepaid expenses and other current assets	196,246		605,287
Total current assets	1,541,089		2,021,812
Operating lease right-of-use assets	194,162		660,407
Property, equipment and software, net	647,414		658,592
Intangible assets	77		13,219
Land use right	28,178		28,983
Long-term Investments	0		5,356
Goodwill	331		43,631
Deferred tax assets	0		48,324
Rental deposit	17,084		47,063
Other non-current assets	1,848		950
Total non-current assets	889,094		1,506,525
TOTAL ASSETS	2,430,183		3,528,337
Accrued expenses and other current liabilities	417,032		623,002
Deferred revenue, current portion	986,993		2,724,614
Operating lease liabilities, current portion	41,479		125,986
Income tax payable	0		4,654
Total current liabilities	1,445,504		3,478,256
Deferred revenue, non-current portion	9,225		9,125
Operating lease liabilities, non-current portion	158,824		527,692
Deferred tax liabilities	71,616		78,697
Other payables	26,580		26,580
Total non-current liabilities	266,245		642,094
TOTAL LIABILITIES	1,711,749		4,120,350
Net revenues	6,561,747		7,124,744	2,114,855
Net income	(94,795)		2,406,144	211,799
Net cash generated from (used in) operating activities	(580,304)		3,945,706	1,238,366
Net cash (used in) generated from investing activities	121,861		(305,448)	(1,172,967)
Net cash used in financing activities	¥ (100,621)		¥ (132,644)	¥ (87,239)